November 22, 2017

Ms. Kimberly Browning Senior Counsel Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

RE:

Second Nature Series Trust; File Nos. 333-216601, 811-23266

Dear Ms. Browning:

On March 10, 2017, Second Nature Series Trust (the “Registrant” or the “Fund”) filed a registration statement (the “Registration Statement”) on Form N-1A.  The Registration Statement was filed for the primary purpose of registering shares of the Childhood Essentials Growth Fund.

The Registrant has revised the disclosure in its Prospectus and Statement of Additional Information in response to comments given by you via letter on April 7, 2017, except as indicated below.  Your comments are summarized below.  Following each comment are the Registrant’s responses, which the Registrant has authorized Thompson Hine LLP to make on its behalf.  Capitalized terms used but not otherwise defined herein have the meaning ascribed to them in the document to which the applicable comment relates.

Prospectus

General Comments

1.

Comment:  We note that portions of the filing are incomplete.  We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information provided supplementally, or on exhibits added in any pre-effective amendment.

Response:  The Registrant has completed all missing information throughout the Registration Statement

2.

Comment:  It appears that certain defined terms in the registration statement are not disclosed in a consistent manner.  For example, the definition of “Childhood Essentials” on page 1 of the prospectus differs from the definition of that term on page 4 (i.e., page 1 refers to “raising children,” while page 4 mentions the “care of children”).  Please rectify

Philip.Sineneng@ThompsonHine.com F: 614.469.3361 O: 614.469.3217js

Ms. Kimberly Browning

such disclosures accordingly.  Also, please define any abbreviations at their place of first appearance in the registration statement (e.g., please define “ACH,” which appears on page 3 of the prospectus).

Response:  The Registrant has conformed all defined terms, and defined all abbreviations at their place of first appearance as requested.

Fund Summary

Fees and Expenses of the Fund (page 1)

3.

Comment:  Item 3 of Form N-1A requires that the fee table’s preamble include a cross reference to the SAI.  Please revise the disclosure accordingly.

Response:  The Registrant has amended the last sentence of the preamble to state:

“More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 8 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 40 of the Fund’s Statement of Additional Information.”

4.

Comment:  Footnote 2 to the fee table, which discussed Acquired Fund Fees and Expenses (“AFFE”), does not relate to any caption in the body of the table.  Please revise the fee table to reflect the Fund’s AFFE.  See Instruction 3(f)(i) to Item 3 of Form N-1A.

Response:  The Registrant has revised the fee table to reflect the Fund’s AFFE.

5.

Comment:  Please confirm that the contractual fee waiver and expense reimbursement agreement referred to in footnote 3 to the fee table will be in effect for no less than one year from the effective date of the registration statement.  See Instruction 3(e) to Item 3 of From N-1A.  Also, confirm that any such agreement will be filed as an exhibit in the next pre-effective amendment to the registration statement.

Response:  The Registrant confirms that the contractual fee waiver and expense reimbursement agreement referred to in footnote 3 to the Fee Table will be in effect for no less than one year from the effective date of the Registration Statement, and will be attached as an exhibit to the pre-effective amendment to the Registration Statement.

6.

Comment:  Footnote 3 to the fee table indicates, “fee waivers and expense reimbursements are subject to possible recoupment from the Fund [by the Fund’s

Ms. Kimberly Browning

Adviser] within the three years after the fiscal year end during which the fees have been waived or reimbursed.”  Under this agreement, it appears the recoupment period could extend beyond three years from the date fees were waived (and/or expenses reimbursed) by the Adviser.  Given this extension, the Fund may not include the “Fee Waiver and Expense Reimbursement” caption in its fee table, unless the Fund has conducted a Statement of Financial Accounting Standards No. 5 (“FAS 5”) analysis and concluded that recoupment is not probable, which should be confirmed in correspondence to the staff.  In addition, please confirm that the Fund has provided its auditor with the FAS 5 analysis.

Response:  The Registrant has revised the penultimate sentence of footnote 3 to state:

“These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within ~~the~~ three years ~~after the fiscal year end during which the fees have been waived or reimbursed~~ from the date the Adviser waived any payment or reimbursed any expense, if such recoupment can be achieved within the foregoing expense limits.”

Given the shorter recapture period, the Registrant believes the FAS 5 analysis is no longer relevant.

7.

Comment:  In footnote 3 to the fee table, please revise the penultimate sentence to state that, any recapture by the Adviser of fees waived or expenses reimbursed is permissible only to the extent that the amount recaptured, taken together with the fees and expenses of the Fund at the time of recapture, will not exceed the lesser of:  (i) the expense cap in effect at the time the fees were waived/reimbursed, and (ii) the expense cap in effect at the time the recapture is sought.  See 2009 Investment Companies Industry Developments Audit Risk Alert ARA-INV.73.

Response:  The Registrant has added the following sentence after the penultimate sentence of footnote 3 to the Fee Table:

“Any recoupments would be limited to either (1) the expense cap in effect at the time of waiver, or (2) the expense cap in effect at the time of recapture, whichever is less.”

8.

Comment:  Footnote 3 to the fee table, along with disclosure on page 9 of the SAI, indicates that the Fund may engage in short sales of securities.  Please confirm that an estimate of the expenses associated with short sales is included in the fee table’s “Other Expenses” caption.

Ms. Kimberly Browning

Response:  Short selling is not a principal strategy of the Fund.  Nevertheless, the Registrant has included estimated short-selling expenses in “Other Expenses.”

Example (page 1)

9.

Comment:  If the Fund will adjust the Expense Example to reflect the fee waiver/expense reimbursement agreement, please confirm any such adjustment applies only to the period during which the Adviser is obligated to waive fees and/or reimburse the Fund.  Also, please confirm that the applicable period extends for at least one year from the registration statement’s date of effectiveness.

Response:  The Registrant confirms that any adjustment to the Expense Example to reflect the fee waiver/expense reimbursement agreement applies only to the period during which the Adviser is obligated to waive fees and/or reimburse the Fund.  That period extends for at least one year from the Registration Statement’s date of effectiveness.

Principal Investment Strategies (page 2)

Childhood Essentials

10.

Comment:  The Fund “seeks to achieve its investment objective by investing primarily in domestic equity securities of any market capitalization of growth companies that derive a majority of their revenues from Childhood Essentials.”  The Fund defines “Childhood Essentials” as “products and services related to raising children from newborn to age 18, such as [those offered by] pharmacies, national superstores, family restaurants, and children’s retail stores.”  Further, the Fund indicates “[t]hese companies are integrated into the daily life of essential and everyday spending on infants and children.”  The staff believes the Fund’s definition of “Childhood Essentials” is overly broad and vague.  In particular, the disclosure provides insufficient information regarding how the Fund selects specific issuers for investment.  In this regard, please clarify, in plain English, the specific criteria the Fund uses to determine:

(a)

If a product or service is considered to be a “Childhood Essential.”

(b)

That a company “derives a majority of [its] revenues from ‘Childhood Essentials.’”  For example, how does the Fund determine that a “family restaurant” derives the majority of its revenue from children, as opposed to other persons?

Ms. Kimberly Browning

Please note, in providing this clarification the staff would object to disclosure indicating that the Fund merely relies on the Adviser’s judgment.

Response:   The Registrant has revised the disclosure on p. 2 to include the following:

“Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing primarily in domestic ~~equity security~~ common stock of any market capitalization of growth companies that ~~derive a majority of their revenues from products and services relating to raising~~ benefit from the spending required to raise children from ~~newborn to age 18~~ birth through college age, such as companies in the housing, food, clothing, transportation, childcare, education, entertainment and healthcare sectors ~~pharmacies, national superstores, family restaurants, and children’s retail stores~~ (“Childhood Essentials”).  ~~These companies are integrated into the daily of essential and everyday spending on infants and children.  The Fund defines growth companies as those that the adviser or sub-adviser believes have above-average prospects for growth of sales, profit or both.~~  The adviser delegates execution of the Fund’s investment strategy to a sub-adviser.  The sub-adviser selects securities according to a proprietary ranking system of a universe of Childhood Essentials stocks that evaluates every stock in four distinct business cycles.  Stocks that rank the highest for any given business cycle are expected to outperform the broader market during that stage of the cycle.  The sub-adviser reviews the highest-ranking stocks and selects those companies it believes have business models that are suited to benefit from the expenditures accompanying raising children ~~have relatively low prices when compared to other securities of companies with similar growth prospects.~~  The sub-adviser sells securities when  they no longer rank highly in its proprietary ranking system. ~~it believes more compelling investments are available~~.”

11.

Comment:  Please specify the types of equity securities (e.g., common stock and preferred stock) issued by the domestic issuers in which the Fund may invest, and include attendant risk disclosure.  The staff would not object if the Fund added this additional disclosure to the Item 9 section of the prospectus.

Response:   The Registrant refers to its response to Comment No. 10.

12.

Comment:  The last sentence in this section states, the “sub-adviser sells securities when it believes more compelling investments are available.”  (Emphasis added).  Please clarify, in plain English, the term “compelling investments” and summarize how the Adviser determines which securities to sell.  See Item 9(b)(2) of Form N-1A.

Response:   The Registrant refers to its response to Comment No. 10.

Ms. Kimberly Browning

Principal Investment Risks (page 2)

13.

Comment:  Please insert a paragraph disclosing the principal risks associated with a growth style of investing.

Response:  The Registrant has added the following disclosure under “Principal Investment Risks” (Item 4) on page 2 of the Prospectus:

“Growth Risk:  ‘Growth’ stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.”

The Registrant has added the following disclosure under “Principal Investment Risks” (Item 9) on page 5 of the Prospectus:

“Growth Risk: ‘Growth’ stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. ‘Growth’ stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, ‘growth’ stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole.  In addition, companies that the adviser believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.”

14.

Comment:  Please disclose the risks of investing in companies offering “Childhood Essentials,” including general risks, and those unique to any specific issuer in which the Fund may invest.

Response:  The Registrant has added the following disclosure under “Principal Investment Risks” (Item 4) on page 2 of the Prospectus:

“Investment Model Risk:  Like all quantitative analysis, the sub-adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions.”

Ms. Kimberly Browning

The Registrant has added the following disclosure under “Principal Investment Risks” (Item 9) on page 4 of the Prospectus:

“Investment Model Risk — Like all quantitative analysis, the sub-adviser’s investment model carries a risk that the proprietary ranking system and valuation model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-adviser’s model. No assurance can be given that the Fund will be successful under all or any market conditions.”

Sector Risk (page 2)

15.

Comment:  Will the Fund focus investments in specific industries and/or market sectors?  If so, please identify those and include appropriate risk disclosure and revise the Item 4 principal investment strategy disclosure accordingly.  See Item 4(b) and General Instruction 2 to Item 9 of Form N-1A.

Response:  The Registrant did not identify specific industries or sectors that will be a consistent investment because as the relative value of stocks change, the composition of the Fund’s portfolio may change.

Portfolio Managers (page 3)

16.

Comment:  Please revise the first sentence to state either that the portfolio managers are “jointly and primarily responsible” for the day-to-day management of each Fund’s investments or state which portfolio manager is “primarily responsible.”  See Item 5(b) of Form N-1A.  Please make conforming changes throughout the registration statement (e.g., in the “Portfolio Managers” section on page 6).

Response:  The Registrant has revised the disclosure to state as follows:

“Kevin Bush and Bhavana Khanna, Managing Principals of the Sub-Adviser, are jointly and primarily responsible for managing the Fund on a day to day basis and have served the Fund as its Portfolio Managers since it commenced operations in 2017.”

Additional Information About Principal Investment Strategies and Related Risks (page 4)

17.

Comment:  Certain of the strategies and risks disclosures in this section merely repeat, or are substantially identical to, information already included in the summary prospectus.  In this regard, Form N-1A provides that the principal investment strategies and risks

Ms. Kimberly Browning

required by Item 4 in a summary section should be based on the information given in response to Item 9 of the Form, and should be a summary of that information.  Form N-1A also provides that information included in response to Items 2 through 8 need not be repeated elsewhere in the prospectus.  See IM Guidance Update, No. 2014-08 (June, 2014), available at https://www.sec.gov/investment/im-guidance-2014.08.pdf

Response:  The Registrant has reviewed the disclosures in the prospectus and believes the manner in which they are presented is the most meaningful to shareholders.  The Registrant believes that omitting information from Item 9 would confuse potential shareholders, and notes that while Form N-1A does not require information included in response to Items 2 through 8 to be repeated elsewhere, it does not prohibit information being repeated when doing so would be helpful to potential investors.

Temporary Investments (page 6)

18.

Comment:  Please clarify in the third sentence that while the Fund is in a temporary defensive position, it may not achieve its investment objective.  See Instruction 6 to Item 9(b)(1) of Form N-1A.

Response:  The Registrant has amended the third sentence of this paragraph to state as follows:

“While the Fund is in a defensive position, it may not ~~the opportunity to~~ achieve its investment objective ~~will be limited~~.”

Portfolio Holdings Disclosure (page 6)

19.

Comment:  If the Fund will make available on its website portfolio holdings information, please state as much here.  See Item 9(d) of Form N-1A.

Response:  The Registrant will not make portfolio holdings information available on its website.

How to Purchase Shares (page 8) and all related sub-headings e.g., Sales Charge Waivers (page 10)

20.

Comment:  Please revise disclosure to: (1) briefly describe all arrangements that results in breakpoints in, or eliminate of, sales loads; (2) identify each class of individuals or transactions to which the arrangements apply; and (3) state each different breakpoint as a percentage of both the offering price and net amount invested.  See Item 12(a)(2) of Form

Ms. Kimberly Browning

N-1A.  See also, Rule 22d-1 under the Investment Company Act of 1940 (the “ICA” or the “Act”).  In addition, add the name of each specific intermediary offering variations in, or eliminations of sales loads.  See IM Guidance Update 2016-06, Mutual Fund Fee Structures (Dec. 15, 2016) (https://www.sec.gov/investment/im-guidance-2016-06.pdf), (“IMGU 2016-06”).  Please note, the staff objects to disclosure only indicating that a waiver is available to intermediaries that have entered into an agreement with the distributor because, in our view, such language fails to provide an investor with the specific information he needs to determine if a waiver applies to his circumstances (e.g., the disclosure appearing in the fourth, fifth, and seventh bullet points on page 11).

Response:  The Registrant believes that the current disclosures include all relevant information required by Item 12(a)(2) and Rule 22d-1 of the ICA.  The Registrant has deleted the following bullet points from 11:

~~•~~

~~Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.~~

~~•~~

~~Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.~~

~~•~~

~~Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.~~

Class I Shares (page 11)

21.

Comment:  The disclosure in the first sentence stating that Class I shares “are sold . . . without an initial sales charge” is confusing, as it suggests that Class I shares are subject to other types of sales charges.  (Emphasis added.)  For clarity, please delete the word “initial” from that sentence and make conforming changes throughout the registration statement.

Response:  The Registrant has made the requested revision.

Redemption in Kind (page 14)

Ms. Kimberly Browning

22.

Comment:  Please add disclosure explaining that an investor may incur taxable capital gains in converting a security received in-kind into cash.

Response:  The Registrant has amended the last sentence of the paragraph to state as follows:

“A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses or taxable capital gains in converting these securities to cash.”

Frequent Purchases and Redemptions of Fund Shares (page 16)

23.

Comment:  The Fund indicates that it “currently uses several methods to reduce the risk of market timing.  These methods include, but are not limited to, committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s Market Timing Trading Policy.”  (Emphasis added.)  Please note, when a fund’s board has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares, the fund must describe each of those policies, procedures, and restrictions with specificity (e.g., any restrictions on the volume or number, any exchange fee or redemption, any minimum holding period, any restrictions imposed on exchange or purchases submitted by, among other things, overnight delivery, and any right of the fund to reject, limit, delay or impose other conditions on exchanges or purchases).  See Item 11(e) of Form N-1A.  Please revise the disclosure in this section to describe the Fund’s policies and procedures with such specificity.

Response:  The Registrant has revised the disclosure on page 16 as follows:

“These methods ~~include, but are not limited to,~~ commit~~ting~~ staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s Market Timing Trading Policy.  The Fund’s administrator assigns a staff person to the Fund who enters all shareholder transactions manually and becomes familiar with most of the direct shareholders.  The Fund’s administrator can therefore easily identify any transactions that violate the Fund’s Market Timing Trading Policy.”

Statement of Additional Information

Types of Investments (page 2)

Ms. Kimberly Browning

24.

Comment:  The SAI describes certain derivative instruments the Fund may use in implementing its investment strategies.  Please review any such disclosures and ensure that they provide information in a manner customized for the proposed Fund operations.  Please note that the Division of Investment Management has made a number of observations about derivative related disclosure by investment companies in a letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute dated July 30, 2010.  See http://www.sec.gov/divisions/investment/guidance/ici073010.pdf.  Please review the observations set forth in that letter and revise your disclosure of use and risks of derivatives accordingly.  Additionally, please confirm to the staff that the Fund will not engage in derivative transactions as part of its principal strategies or revise the prospectus accordingly.

Response:  The Registrant has reviewed its disclosures and believes them to comport with the observations made in the July 30, 2010 letter from Barry D. Miller to Karrie McMillan.  The Registrant further confirms that the Fund will not engage in derivative transactions as part of its principal strategies.

Real Estate Investment Trusts (page 10)

25.

Comment:  The second sentence of the first paragraph, [sic] states that real estate investments trusts (“REITS”) “are publicly traded corporations.”  Will the Fund invest in only publicly traded REITs?  If so, revise the disclosure accordingly and include any attendant risks.  Otherwise, disclose any other type of REIT in which the Fund may invest (e.g., if applicable, non-traded REITs that are registered with the SEC) and their attendant risks.

Response:  The Fund will invest solely in publicly traded REITs.  The Registrant believes that the attendant risks are adequately described.

Fundamental Investment Restrictions (page 21)

26.

Comment:  Page 1 of the SAI indicates that the Fund is a diversified series of the Trust.  Please add a fundamental investment restriction disclosing the Fund’s diversification policy.  See Section 8(b)(1)(A) of the ICA and Items 4(a), 4(b)(1), and 16 of Form N-1A.  See also Section 13(a)(1) of the ICA.

Response:  The Registrant has added the following disclosure on page 21:

Ms. Kimberly Browning

“The Fund may not . . . 2. With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer, or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.”

27.

Please add disclosure to clarify that the Fund will consider the concentration of its underlying investment companies when determining the Fund’s compliance with its concentration policy.

Response:  The Registrant has added the following disclosure to paragraph 5 under “Investment Restrictions” on page 22:

“The Fund will consider the concentration of its underlying investment companies when determining the Fund’s compliance with its concentration policy.”

Policies and Procedures for Disclosure of Portfolio Holdings (page 23-24)

28.

Comment:  In the fifth paragraph, please specify the entity that makes the determinations referenced in the last sentence of that paragraph, e.g., the Board of Trustees (the “Board”).

Response:  The Registrant has amended the final sentence of the fifth paragraph to state as follows:

“In each case, the Chief Compliance Officer will have determined ~~a determination has been made~~ that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential and is prohibited from trading on material non-public information.”

29.

Comment:  The last paragraph states that “the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties.”  Please clarify the meaning of “known by.”  Based on your response, we may have additional comments.

Response:  The Registrant has revised the disclosure to state as follows:

“. . . the Fund’s portfolio holdings may be disclosed to~~, or known by,~~ certain third parties.”

Ms. Kimberly Browning

30.

Comment:  The disclosure on page 25 references a “List of Approved Recipients.”  Is this a reference to the entities listed on page 24?  Please revise the disclosure to indicate in a clear manner any current ongoing arrangements to make available information about the Fund’s portfolio securities to any person, including the identity of the persons who receive information pursuant to such arrangements.  See Item 16(f)(2) of Form N-1A.  The disclosure also should include the frequency with which information about portfolio securities is disclosed, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed.  See Item 16(f)(1)(iii) of Form N-1A.

Response:  The Registrant has clarified its reference to “approved recipients” to be those entities listed on page 24, and has amended its disclosure with respect to frequency and lag to state that these recipients will have daily access to portfolio information.  The Registrant believes that all other recipients are described with sufficient specificity.

31.

Comment:  Please clarify the disclosure on page 24 stating the “adviser and sub-adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.”  Disclose the Fund’s policies and procedures governing such situations and ensure they are in compliance with all applicable  requirements of Item 16(f) of Form N-1A.

Response:  The Registrant has revised the disclosure on page 24 under the heading “The Adviser and Sub-Adviser” to state as follows:

“Personnel of the adviser and sub-adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the adviser and sub-adviser to provide their management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, adviser and sub-adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers pursuant to authority delegated by the Board.  Any party wishing to release portfolio holdings information on an ad hoc or  special basis must submit any proposed arrangement to the Board, which will review such arrangement to determine whether it is (i) in the best interests of Fund shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders

Ms. Kimberly Browning

and those of the adviser or sub-adviser, or any affiliated person thereof. Additionally, the adviser, sub-adviser and their affiliates are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.”

Board Leadership Structure (page 25)

32.

Comment:  Please note the registration statement will not be accelerated until the Trust has a properly constituted Board and has completed all other organizational actions required under the ICA.  In particular, we note that the registration statement makes reference to certain Board approvals and Board determinations in the present tense (e.g., Board Risk Oversight).  Please supplementally confirm to the staff that such approvals and determinations have been made or will be ratified by a properly constituted Board before the Fund’s registration statement is declared effective.

Response:  The Registrant’s Board of Trustees convened on July 18, 2017 and November 20, 2017 and approved or ratified all matters referenced in the Registration Statement as having been approved or ratified.

33.

Comment:  Please disclose that the Chairman of the Board is an interested person of the Fund and that the Fund has not appointed a lead independent director.  Additionally, explain why the Fund believes that its leadership structure is appropriate given the specific characteristics or circumstances of the Fund.  See Item 17(b) of From N-1A.

Response:  The Registrant has amended the disclosure on page 26 to state as follows:

The Trust is led by John C. Oldham, as Chairman of the Board.  Mr. Oldham is an interested person by virtue of his controlling interest in Second Nature Investments LLC (the Trust’s investment adviser) and his status as an officer of the Trust.  The Board of Trustees is also comprised of three trustees who are not interested persons of the Trust (“Independent Trustees”).  The Independent Trustees have not selected a Lead Independent Trustee.  Additionally, because certain 1940 Act governance guidelines may apply to the Trust from time to time, the Independent Trustees will meet in executive

Ms. Kimberly Browning

session, at least quarterly.  Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board, in his capacity as a Trustee and officer is generally responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trustees believe it best to have an executive Chairman of the Board, who also serves as President (principal executive officer) and who is seen by shareholders, business partners and other stakeholders as providing strong leadership.  The Trustees believe that its Chairman, the independent chair of the Audit Committee and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Fund and each shareholder because of the Board’s collective business acumen and strong understanding of the regulatory framework under which investment companies must operate.

Trustee Qualifications (page 26)

34.

Comment:  In providing this information in a pre-effective amendment, please ensure that the disclosure indicates the specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a trustee to the Fund, in light of the Fund’s business and structure.  See Item 17(b)(10) of Form N-1A.

Response:  The Registrant believes that it has adequately disclosed the experience, qualifications, attributes and skills of each trustee on the Board of the Trustees.

Compensation (page 27)

35.

Comment:  The second paragraph under this heading states, “[n]one of the executive officers receives compensation from the Trust.”  Please explain to us why the executive officers would agree to serve without any compensation.

Response:  The Registrant believes that it is customary within the mutual fund industry for executive officers to not receive compensation from the Trust.  The Adviser, as the sponsor of the Trust, compensates it employees who serve as officers.

Investment Adviser and Advisory Agreement (page 31)

36.

Comment:  Instruction 4 to Item 19(a)(3) of Form N-1A requires that a registrant with more than one Series, or a Multiple Class Fund, describe the methods of allocation and payment of advisory fees for each Series or Class.  Please revise the disclosure accordingly.

Ms. Kimberly Browning

Response:  The Registrant has amended the fifth paragraph under the heading “Investment Adviser and Advisory Agreement” to state as follows:

“The Fund pays an annual management fee (computed daily and payable monthly) of 0.99% of the Fund’s average daily net assets to the Adviser pursuant to the Advisory Agreement.  The advisory fee will be allocated proportionately to the Fund’s share classes.  The Adviser pays the Fund’s Sub-Adviser out of the fee it receives from the Fund.

Investment Sub-Adviser and Sub-Advisory Agreement (page 33)

37.

Comment:  Item 19(a)(3) of Form N-1A requires disclosure of the method of calculating the advisory fee payable by the Fund.  Please note, the staff considers sub-advisory fees to be payable by the Fund, regardless of whether the sub-adviser is paid by the Fund or the primary Adviser.  In this regard, please be aware that General Instruction A to Form N-1A states that terms used in the form have the same meaning as in the Act.  “Investment Adviser” is defined in Section 2(a)(20) of the Act and the definition encompasses sub-advisers.  Please revise the disclosure to reflect the method of calculating the advisory fee payable to the sub-adviser.

Response:  The Registrant has added the following sentence to the last paragraph under the heading “Investment Sub-Adviser and Sub-Advisory Agreement” on page 33:

“The Sub-Adviser has agreed to waive all fees until the Adviser operates at a net profit.  At that time, the Adviser will pay the Sub-Adviser an annual fee of 0.50% on the first $100,000,000 of the Fund’s average daily net assets, 0.40% on the Fund’s average daily net assets between $100,000,000.01-$250,000,000, and 0.30% on the Fund’s average daily net assets over $250,000,000.”

Code of Ethics (page 34)

38.

Comment:  In the first paragraph, in the last sentence, if accurate, please insert the phrase “or held” after “purchased.”  See Item 17(e) of From N-1A.

Response:  The Registrant has revised the last sentence of the first paragraph to state as follows:

“Under the Codes, the Trustees and ~~other~~ Officers are permitted to invest in securities that may also be purchased or held by the Fund.”

Ms. Kimberly Browning

Financial Statements

39.

Comment:  Please confirm that the Fund will include financial statements in a pre-effective amendment to the registration statement.  See Section 14(a) of the ICA.

Response:  The Registrant will include its financial statements in a pre-effective amendment to the Registration Statement.

Signature Page

40.

Comment:  At the time the registration statement was originally filed, JoAnn M. Strasser was the sole initial trustee of the Trust.  Prior to effectiveness of the registration statement, the Trust must have a board of trustees whose composition complies with the applicable provisions of the ICA.  Additionally, please note the signature requirements of section 6(a) of the Securities Act of 1933 (the “Securities Act”), which require that the registration statement also be signed by a majority of the Trust’s Board, its principal executive officer, its principal financial officer and its principal accounting officer or comptroller.

Response:  John Oldham, Chairman; F. Gerald Byrne; Paul Krishnan; and Kenneth C. Weimer have agreed to serve on the Registrant’s Board of Trustees in compliance with ICA.  The Registrant acknowledges and will conform to the signature requirements under the Securities Act.

Very truly yours,

/s/ Philip B. Sineneng

Philip B. Sineneng